Fair Value Measurements	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
Fair Value Measurements

The Company accounts for recurring and non‑recurring fair value measurements in accordance with ASC Topic 820, Fair Value Measurement (“ASC Topic 820”). ASC Topic 820 defines fair value, establishes a fair value hierarchy for assets and liabilities measured at fair value and requires expanded disclosures about fair value measurements. The ASC Topic 820 hierarchy ranks the quality of reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1 - Fair value is determined by using unadjusted quoted prices that are available in active markets for identical assets and liabilities.

Level 2 - Fair value is determined by using inputs other than Level 1 quoted prices that are directly or indirectly observable. Inputs can include quoted prices for similar assets and liabilities in active markets or quoted prices for identical assets and liabilities in inactive markets. Related inputs can also include those used in valuation or other pricing models, such as interest rates and yield curves that can be corroborated by observable market data.

Level 3 - Fair value is determined by inputs that are unobservable and not corroborated by market data. Use of these inputs involves significant and subjective judgments to be made by a reporting entity - e.g., determining an appropriate adjustment to a discount factor for illiquidity associated with a given security. If a change in Level 3 inputs occurs, the resulting amount might result in a significantly higher or lower fair value measurement.

The Company evaluates financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them each reporting period. This determination requires the Company to make subjective judgments as to the significance of inputs used in determining fair value and where such inputs lie within the ASC Topic 820 hierarchy.

Financial assets and liabilities subject to fair value measurements were as follows (in thousands):

	As of December 31, 2016
	Level 1	Level 2	Level 3
Assets
Deferred compensation and nonqualified savings plan assets:
Cash and cash equivalents	$16,490	$—	$—
Fixed income mutual funds	8,512	—	—
Total assets	$25,002	$—	$—
Liabilities
Deferred compensation and nonqualified savings plan liabilities	$21,549	$—	$—
Interest rate swap	—	1,984	—
Class B/B‑1 membership interests	—	—	6,600
Total liabilities	$21,549	$1,984	$6,600

	As of December 31, 2017
	Level 1	Level 2	Level 3
Assets
Deferred compensation and nonqualified savings plan assets:
Cash and cash equivalents	$14,331	$—	$—
Fixed income mutual funds	9,386	—	—
Total assets	$23,717	$—	$—
Liabilities
Deferred compensation and nonqualified savings plan liabilities	$24,379	$—	$—
Interest rate swap	—	737	—
Class B/B‑1 membership interests	—	—	10,216
Total liabilities	$24,379	$737	$10,216

	As of March 30, 2018 (unaudited)
	Level 1	Level 2	Level 3
Assets
Deferred compensation and nonqualified savings plan assets:
Cash and cash equivalents	$14,857	$—	$—
Fixed income mutual funds	9,156	—	—
Interest rate swap	—	1,056	—
Total assets	$24,013	$1,056	$—
Liabilities
Deferred compensation and nonqualified savings plan liabilities	$24,704	$—	$—
Interest rate swap	—	238	—
Class B/B‑1 membership interests	—	—	10,493
Total liabilities	$24,704	$238	$10,493

The following table illustrates our Level 3 reconciliation:

	December 31, 2016 Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Balance as of January 1, 2016	Net changes in valuation	Transfers in/or out of level 3	Balance as of December 31, 2016
Class B/B 1 membership interest	$6,819	$(219)	$—	$6,600
Total	$6,819	$(219)	$—	$6,600

	December 31, 2017 Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Balance as of January 1, 2017	Net changes in valuation	Transfers in/or out of level 3	Balance as of December 31, 2017
Class B/B 1 membership interest	$6,600	$3,616	$—	$10,216
Total	$6,600	$3,616	$—	$10,216

	March 30, 2018 Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Balance as of January 1, 2018	Net changes in valuation	Transfers in/or out of level 3	Balance as of March 30, 2018
	(Unaudited)
Class B/B 1 membership interest	$10,216	$277	$—	$10,493
Total	$10,216	$277	$—	$10,493

The Company’s Level 1 securities primarily consist of restricted cash and cash equivalents and fixed income mutual funds that support the Company’s nonqualified defined benefit pension plan. All assets measured at fair value represent investments classified as available‑for‑sale securities held in a separate trust to fund our deferred compensation and nonqualified savings plans and are recorded in other long‑term assets on our combined balance sheets. The Company also has Level 1 deferred compensation and nonqualified savings plan liabilities. The Company determines the estimated fair value for its Level 1 securities using quoted (unadjusted) prices for identical assets or liabilities in active markets.

Level 2 interest rate swaps are fair valued based on quoted market prices for similar instruments and then adjusted to account for the Company’s nonperforming risk in accordance with ASC Topic 820.

The Company’s Level 3 securities include Class B/B‑1 membership interests, representing the fair value of Vencore’s liability‑based equity awards at year end. The Class B/B‑1 membership interests are valued based on a model that includes significant unobservable inputs that cannot be corroborated using verifiable observable market data. The Company estimates the fair value of the Class B/B‑1 membership interests using the Option‑Pricing Method. The Option‑Pricing method considers preferred and ordinary shares as call options on the total shareholders’ equity value, giving consideration to the rights and preferences of each class of equity. Significant assumptions include volatility, risk free interest rate and a discount for lack of marketability. A volatility factor of 51.9%, a risk‑free interest rate of 1.31% and a discount for lack of marketability of 34.0% were used in the December 31, 2015 fair value determination. A volatility factor of 84.1%, a risk‑free interest rate of 0.85%, and a discount for lack of marketability of 33.0% were used in the December 31, 2016 fair value determination. A volatility factor of 74.8%, a risk‑free interest rate of 1.39% and a discount for lack of marketability of 21.0% were used in the December 31, 2017 fair value determination. Refer to “Note 21 - Share‑based Compensation.” Gains and losses that are incurred during the period for our Level 3 securities are recorded within the General and administrative expenses within the statements of operations.

For all periods presented, we did not have any transfers of assets or liabilities between levels of the fair value hierarchy.

In addition to the financial instruments listed in the table above, we hold other instruments, including cash, receivables, accounts payable, and debt. The carrying amounts for cash, receivables, and accounts payable approximated their fair values.

The carrying value of debt of $878.2 million, $971.0 million and $969.0 million as of December 31, 2016, 2017 and March 30, 2018, respectively, was recorded at amortized cost. The estimated fair value of long‑term debt as of December 31, 2016, 2017, and March 30, 2018 was $907.1 million, $993.8 million and $985.8 million, respectively. The fair value of the Vencore term loans was determined using indicative broker quotes and comparisons to companies with similar characteristics. The fair values were estimated based on quoted market prices of debt and comparison to companies with terms and due dates similar to our long‑term debt instruments. We determined the fair value of Vencore’s long‑term debt using Level 2 inputs in which fair value is generally estimated based on quoted market prices for identical or similar instruments. The fair value of Keypoint loans was determined to be the same as the carrying value.